Summary of Significant Accounting Policies - Schedule of Class A common stock subject to possible redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Class A common stock subject to possible redemption	$ 74,290,250	$ 74,290,250
ECP Environmental Growth Opportunities Corp
Temporary Equity [Line Items]
Gross proceeds	338,100,000
Proceeds allocated to public warrants	(9,400,000)
Total remeasurement of carrying value to redemption value	32,015,603
Common Class A [Member] | ECP Environmental Growth Opportunities Corp
Temporary Equity [Line Items]
Class A common stock subject to possible redemption	345,000,000
IPO [Member] | ECP Environmental Growth Opportunities Corp
Temporary Equity [Line Items]
Gross proceeds	345,000,000
Proceeds allocated to public warrants	(12,880,575)
Deferred underwriting fees	(12,075,000)
Other offering costs	$ (7,060,028)